Consolidated Balance Sheet - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	R$ 22,003,439,000	R$ 16,657,201,000	R$ 20,148,725,000
Financial Assets Measured At Fair Value Through Profit Or Loss	58,546,614,000	18,858,842,000	60,900,466,000
Debt instruments	3,956,833,000	3,122,017,000	3,545,660,000
Balances With The Brazilian Central Bank	54,589,781,000	15,736,825,000	57,354,806,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	84,834,356,000	70,570,665,000	95,843,126,000
Debt instruments	62,234,621,000	47,752,595,000	68,520,799,000
Equity instruments	2,365,229,000	2,020,610,000	1,818,276,000
Trading derivatives	20,234,506,000	20,797,460,000	25,504,051,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	2,134,332,000	870,162,000	499,720,000
Equity instruments	240,050,000	477,707,000	438,912,000
Loans and advances to customers	1,894,282,000	392,455,000	60,808,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income	55,425,671,000	101,241,787,000	109,740,387,000
Debt instruments	55,392,178,000	101,212,600,000	109,668,214,000
Equity instruments	33,493,000	29,187,000	72,173,000
Financial Assets Measured At Amortized Cost	663,824,373,000	633,241,352,000	554,924,796,000
Loans and amounts due from credit institutions	20,713,315,000	26,485,913,000	54,072,564,000
Loans and advances to customers	488,735,746,000	464,451,587,000	393,707,229,000
Debt instruments	81,329,013,000	73,125,011,000	48,367,791,000
Balances With The Brazilian Central Bank	73,046,299,000	69,178,841,000	58,777,212,000
Hedging Derivatives	1,741,318,000	342,463,000	743,463,000
Non-Current Assets Held For Sale	699,136,000	816,345,000	1,092,909,000
Investments in Associates and Joint Ventures	1,727,570,000	1,232,646,000	1,094,985,000
Tax Assets	46,445,994,000	41,757,332,000	41,063,782,000
Current	7,838,406,000	4,117,035,000	3,082,084,000
Deferred	38,607,588,000	37,640,297,000	37,981,698,000
Other Assets	8,274,529,000	6,049,028,000	7,222,411,000
Tangible Assets	8,190,763,000	8,783,785,000	9,537,111,000
Intangible Assets	31,602,734,000	30,786,788,000	30,766,498,000
Goodwill	27,889,327,000	27,915,469,000	28,360,137,000
Other intangible assets	3,713,407,000	2,871,319,000	2,406,361,000
TOTAL ASSETS	985,450,829,000	931,208,396,000	933,578,379,000
Liabilities and Stockholders' Equity
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	40,746,748,000	36,952,567,000	75,020,184,000
Trading derivatives	18,699,325,000	24,172,008,000	29,212,238,000
Short positions	22,047,423,000	12,780,559,000	45,807,946,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss	8,921,518,000	7,459,784,000	7,038,467,000
Deposits from Brazilian Central Bank and deposits from credit institutions	8,921,518,000	7,459,784,000	7,038,467,000
Financial Liabilities at Amortized Cost	795,284,100,000	750,093,694,000	707,288,791,000
Deposits from Brazilian Central Bank and deposits from credit institutions	116,079,014,000	121,005,909,000	131,656,962,000
Customer deposits	489,953,489,000	468,961,069,000	445,813,972,000
Marketable debt securities	107,120,875,000	79,036,792,000	56,875,514,000
Debt instruments eligible to compose capital	19,537,618,000	19,641,408,000	13,119,660,000
Other financial liabilities	62,593,104,000	61,448,516,000	59,822,683,000
Hedging Derivatives		446,973,000	144,594,000
Provisions	9,115,143,000	11,604,482,000	13,814,978,000
Provisions for pensions funds and similar obligations	1,775,202,000	2,728,126,000	3,929,265,000
Provisions for judicial and administrative proceedings, commitments and other provisions	7,339,941,000	8,876,356,000	9,885,713,000
Tax Liabilities	7,810,800,000	8,175,023,000	10,130,248,000
Current	4,168,800,000	5,949,833,000	5,583,653,000
Deferred	3,642,000,000	2,225,190,000	4,546,595,000
Other Liabilities	12,892,344,000	10,501,378,000	14,051,245,000
Total Liabilities	874,770,653,000	825,233,901,000	827,488,507,000
Stockholders' Equity	114,669,276,000	109,046,574,000	106,205,067,000
Share capital	55,000,000,000	55,000,000,000	57,000,000,000
Reserves	54,701,499,000	48,880,561,000	40,414,981,000
Treasury shares	(1,219,316,000)	(713,039,000)	(791,358,000)
Profit for the year attributable to the Parent	14,287,093,000	15,528,052,000	13,418,529,000
Dividends	(8,100,000,000)	(9,649,000,000)	(3,837,085,000)
Other Comprehensive Income	(4,486,442,000)	(3,406,428,000)	(428,080,000)
Stockholders' Equity Attributable to the Parent	110,182,834,000	105,640,146,000	105,776,987,000
Non - Controlling Interests	497,342,000	334,349,000	312,885,000
Total Stockholders' Equity	110,680,176,000	105,974,495,000	106,089,872,000
Total Liabilities and Stockholders' Equity	R$ 985,450,829,000	R$ 931,208,396,000	R$ 933,578,379,000